Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
18. Income Taxes
Navigator Holdings Ltd and its vessel owning subsidiaries are incorporated in the Marshall Islands and under the laws of the Marshall Islands are not subject to tax on income or capital gains and no Marshall Islands withholding tax will be imposed on dividends paid by the Company to its stockholders.
However, the Company’s UK, Polish and Singaporean subsidiaries and Maltese VIE (please read Note 9—Variable Interest Entities to our consolidated financial statements) are subject to local taxes.

	2018 (in thousands)	2019 (in thousands)	2020 (in thousands)
(Loss)/income before income taxes and share of result of equity accounted joint ventures	$(5,368)	$(15,129)	$1,279
Tax expense at statutory rate	—	—	—

Total statutory tax charge	—	—	—
Tax charge in UK subsidiaries	254	199	416
Tax charge in Polish subsidiary	(147)	(65)	31
Tax charge in Singapore subsidiary	226	213	77
Tax charge in Maltese VIE ( note 9 )	—	5	93

Total tax charge	$333	$352	$617

The total of all deferred tax assets included in our balance sheet as of
 December 31, 2020, was $421,000 and the total of all deferred tax liabilities is $32,000 (December 31, 2019: $458,000 and $26,000 respectively). We have income tax carry forwards relating to our operations in Poland of approximately $1.3 million. We have recorded a deferred tax asset on the balance sheet of $0.3 million reflecting the benefit of $1.3 million in loss carry forwards.

The deferred tax asset, after valuation allowance of $15.9 million includes $15.4 million related to carry forwards associated with our Export Terminal Joint Venture which can be utilized against 80% of our future profits from the terminal operations. The two years of tax returns remain eligible for examination.
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2019 and 2020 are in the following table.

	2019 (in thousands)	2020 (in thousands)
Deferred tax asset
Net operating losses carry forwards	$19,638	$19,601
Total deferred tax assets	19,638	19,601
Less valuation allowance	(1,731)	(3,735)

Deferred tax asset, net of valuation allowance	17,907	15,866

Deferred tax liabilities
Investment in joint venture	17,449	15,445
Other temporary differences	26	32

Total deferred tax liabilities	$17,475	$15,477

Net deferred tax asset	432	389

The net deferred tax asset relates to deferred tax assets and liabilities in different jurisdictions.